MORTGAGE (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about borrowings [abstract]
Schedule of mortgage payable
	December 31, 2018	December 31, 2017
Carrying amount, January 1	$-	$-
Advance of mortgage financing (net of costs)	9,529,638	-
Second advance of mortgage financing (net of costs)	3,750,000
Accretion expense	208,842	-
Mortgage payments	(239,994)	-
Carrying amount	$13,248,486	$-
Less: current portion of mortage	(3,790,610)	-
Non-current portion of mortgage	$9,457,876	$-